Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Assets, fair value	$ 5,950	$ 6,036
Liabilities
Liabilities, fair value	26,109	48,819
Marketable Securities [Member]
Assets
Assets, fair value	5,950	6,036
Interest Rate Swap [Member]
Liabilities
Liabilities, fair value	26,109	48,819
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Assets, fair value	5,950	6,036
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Assets
Assets, fair value	5,950	6,036
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Liabilities, fair value	26,109	48,819
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap [Member]
Liabilities
Liabilities, fair value	$ 26,109	$ 48,819